Schedule of allowance for loan losses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Receivables [Abstract]
Beginning balance	¥ 226,467	¥ 214,550	¥ 294,355
Impact of business combination	7,152
Provision for loans receivable	637,700	320,013	586,843
Current period write off	(326,414)	(308,096)	(666,648)
Ending balance	¥ 544,905	¥ 226,467	¥ 214,550